Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Loans And Borrowings [Abstract]
Summary of Interest Bearing Loans and Borrowings Measured at Amortized Cost/Fair Value

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 6 and 37.

	As at March 31
Particulars	2018	2019
Non-current liabilities
Secured bank loans	424	474
Non-current portion of loans and borrowings	424	474

	As at March 31
Particulars	2018	2019
Current liabilities
Current portion of secured bank loans	228	233
Current portion of loans and borrowings	228	233

Schedule of Terms and Conditions of Outstanding Loans

Terms and conditions of outstanding loans are as follows:

				As at March 31, 2018		As at March 31, 2019
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	8% - 13%	2018- 2024	1,079	652	1,196	707